Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contracts with Customers (Details) [Line Items]
Revenue from sale of goods						$ 25,663	$ 4,220	$ 63
Principal investments						3,472	3,715	575
Service contract revenues							31,553,000
Accounts receivable, net						46,518,000	46,624,000
Unbilled receivables						5,712,000	3,710,000
Advances against customer contracts						200,000	27,347,000
Deferred revenue						$ 68,651,000	67,121,000
Description of performance obligation						The Company expects to recognize the deferred revenue of $68,651 at December 31, 2020 as service and fee revenues when the performance obligation is met during the years December 31, 2021, 2022, 2023, 2024 and 2025 in the amount of $40,059, $11,638, $6,595, $4,330, and $2,703, respectively.
Service fee					$ 40,059,000	$ 68,651,000
Deferred revenue						68,651,000	67,121,000
Capitalized costs						279,000	450,000
Recognized expenses capitalized costs						405,000	2,755,000	$ 1,428,000
Other Contract [Member]
Revenue from Contracts with Customers (Details) [Line Items]
Unbilled receivables						$ 5,712,000	$ 3,710,000
Forecast [Member]
Revenue from Contracts with Customers (Details) [Line Items]
Service fee	$ 2,703,000	$ 4,330,000	$ 6,595,000	$ 11,638,000
Deferred revenue	$ 3,326,000